Going Concern - The movement of tax transactions (Details) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	R$ 1,132,637
Current Tax transactions payables	141,059
Non-current tax transactions payables	991,578
Renegotiated debts
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	2,889,332
Reductions
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(1,219,528)
Use of tax losses
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(537,167)
Airport taxes and fees
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	902,423
Current Tax transactions payables	109,743
Non-current tax transactions payables	792,680
Airport taxes and fees | Renegotiated debts
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	1,317,815
Airport taxes and fees | Reductions
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(415,392)
Airport taxes and fees | Use of tax losses
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	0
Social security
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	82,945
Current Tax transactions payables	16,589
Non-current tax transactions payables	66,356
Social security | Renegotiated debts
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	539,255
Social security | Reductions
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(262,770)
Social security | Use of tax losses
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(193,540)
Other debts
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	147,269
Current Tax transactions payables	14,727
Non-current tax transactions payables	132,542
Other debts | Renegotiated debts
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	1,032,262
Other debts | Reductions
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	(541,366)
Other debts | Use of tax losses
Disclosure of detailed information about going concern [Line Items]
Tax transactions payables	R$ (343,627)